Dividends	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Dividends
19 Dividends

	Year ended 30 June 2025		Year ended 30 June 2024		Year ended 30 June 2023
	Per share	Total	Per share	Total	Per share	Total
	US cents	US$M	US cents	US$M	US cents	US$M
Dividends paid during the period
Prior year final dividend	74	3,749	80	4,065	175	8,858
Interim dividend	50	2,537	72	3,647	90	4,562

	124	6,286	152	7,712	265	13,420

Dividends paid during the period differs from the amount of dividends paid in the Consolidated Cash Flow Statement as a result of foreign exchange gains and losses between the record date and the payment date of equity distributions. Proceeds of US$107 million were received on derivative instruments as part of the funding of the dividend paid during the period and disclosed in ‘Proceeds from cash management related instruments’ in the Consolidated Cash Flow Statement.
Each American Depositary Share (ADS) represents two ordinary shares of BHP Group Limited. Dividends determined on each ADS represent twice the dividend determined on each BHP Group Limited ordinary share.
Dividends are determined after
period-end
and announced with the results for the period. Interim dividends are determined in February and paid in March. Final dividends are determined in August and paid in September or October. Dividends determined are not recorded as a liability at the end of the period to which they relate. Subsequent to year-end,
on 19 August 2025, BHP Group Limited determined a final dividend of 60 US cents per share (US$3,045 million), which will be paid on
2
5 September 2025 (30 June 2024: final dividend of 74 US cents per share – US$3,752 million; 30 June 2023: final dividend of 80 US cents per share – US$4,052 million).
BHP Group Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of 30 per cent.

	2025	2024	2023
	US$M	US$M	US$M
Franking credits as at 30 June	10,089	9,165	7,953
Franking credits arising on the future (refund)/payment of taxes relating to the period	(275)	83	(261)

Total franking credits available 1	9,814	9,248	7,692

1	The payment of the final 2025 dividend determined after 30 June 2025 will reduce the franking account balance by US$ 1,305 million.